Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Schedule of Lessor, Operating Lease, Carrying Value of Assets Subject to Leases
Movements in flight equipment held for operating leases during the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Net book value at beginning of period	$58,575,672	$57,091,166
Additions	5,431,413	6,550,861
Depreciation	(2,613,483)	(2,548,219)
Disposals and transfers to held for sale	(2,838,130)	(2,210,815)
Transfers to/from investment in finance leases, net/inventory	(658,314)	(284,463)
Recoveries related to Ukraine Conflict (Note 25)	—	26,909
Impairments (Note 26)	(100,838)	(49,766)
Net book value at end of period	$57,796,320	$58,575,672

Accumulated depreciation and impairment as of December 31, 2025 and 2024, respectively:	$(16,122,764)	$(15,398,485)